Concentration, Credit and Other Risks (Tables)	12 Months Ended
Dec. 31, 2013
Concentration, Credit and Other Risks
Schedule of combined financial information of the Group's VIEs and VIE's subsidiary

	As of December 31,
	2012	2013
	RMB	RMB

Total assets	386,744	501,281
Total liabilities	270,071	312,572
Payable to third parties	142,600	189,803
Payable to Group entities	127,471	122,769

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	332,010	411,084	492,799
Net income	21,808	23,038	61,608
Inter-company service fees paid/payable	11,000	43,446	9,278

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net cash provided by operating activities	86,287	54,966	151,318
Net cash used in investing activities	(20,267)	(67,544)	(87,916)
Effect of exchange rate changes on cash and cash equivalents	(2)	(11)	(180)
Net increase/(decrease) in cash and cash equivalents	66,018	(12,589)	63,222

Schedule of the carrying values of property and equipment, intangible assets and goodwill of VIEs
	As of December 31,
	2012	2013
	RMB	RMB

Property and equipment, net	22,046	99,296
Intangible assets, net	4,569	4,275
Goodwill	789	789